Revenue - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 3,355	$ 2,976	$ 2,721
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	52	63	53
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	620	713	629
Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	632	725	654
Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	40	51	28
Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	32	32	19
Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	341	(541)	213
Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,273	2,673	1,734
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	37	36	73
Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	672	776	682
Hydro | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	533	606	383
Hydro | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	14	1	0
Hydro | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	30	33	28
Hydro | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	30	33	28
Hydro | Operating segments | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	14	1	0
Hydro | Operating segments | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Hydro | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	44	0	0
Hydro | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	434	564	345
Hydro | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	11	8	10
Hydro | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	44	34	28
Wind and Solar | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	336	289	305
Wind and Solar | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	26	50	28
Wind and Solar | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	190	220	207
Wind and Solar | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	190	220	207
Wind and Solar | Operating segments | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	26	50	28
Wind and Solar | Operating segments | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Wind and Solar | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(2)	(121)	(22)
Wind and Solar | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	104	119	35
Wind and Solar | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	18	21	57
Wind and Solar | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	216	270	235
Gas | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,514	1,209	1,109
Gas | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	2
Gas | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	400	462	393
Gas | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	400	462	395
Gas | Operating segments | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Gas | Operating segments | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	32	32	19
Gas | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	(172)	(821)	(118)
Gas | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,247	1,529	808
Gas | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	7	7	5
Gas | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	400	462	395
Energy Transition | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	751	714	709
Energy Transition | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	12	12	23
Energy Transition | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	(2)	1
Energy Transition | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	12	10	24
Energy Transition | Operating segments | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Transition | Operating segments | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Transition | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	251	243	138
Energy Transition | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	488	461	546
Energy Transition | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	1
Energy Transition | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	12	10	24
Energy Marketing | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	220	160	211
Energy Marketing | Operating segments | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	220	160	211
Energy Marketing | Operating segments | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Energy Marketing | Operating segments | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1	(2)	4
Corporate | At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Power and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Environmental attributes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Revenue from leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Revenue from derivatives and other trading activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	(2)	4
Corporate | Revenue from merchant sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0	0	0
Corporate | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1	0	0
Corporate | Contract With Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 0	$ 0	$ 0